COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 05, 2025	Jan. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Underwriting discount			$ 750,000
Percentage of deferment of underwriting commissions			3.50%
Percentage of right to allocate additional fee to other financial institution			50.00%
Underwriter commission payable			$ 2,800,000
Payments to financial advisor			$ 250,000
Subsequent event
COMMITMENTS AND CONTINGENCIES
Number of units forfeited	300,000
Founder shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of founder shares forfeited	300,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Warrants exercise price		$ 15
Over allotment period		45 days
Number of additional shares to be purchased		1,200,000
Number of units forfeited	1,200,000
Underwriting discount		$ 750,000
Underwriting discount (in percentage)		1.00%
Issuance of units (in shares)		40,000	40,000
Nominal price per unit		$ 100
Payments to financial advisor			$ 250,000	$ 250,000
Number of units issued to advisor			7,500	7,500
Over-allotment option | Subsequent event
COMMITMENTS AND CONTINGENCIES
Warrants exercise price		$ 15
Over allotment period		45 days
Number of additional shares to be purchased		1,200,000
Underwriting discount		$ 750,000
Underwriting discount (in percentage)		1.00%
Issuance of units (in shares)		9,200,000
Nominal price per unit		$ 100